Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Description of Business and Basis of Presentation [Abstract]
Description of business and basis of presentation

1.      Description of business and basis of presentation

Merger with FAST II

Falcon’s Beyond Global, Inc., a Delaware corporation (“Pubco”, “FBG”, or the “Company”), entered into a Plan of Merger, dated as of January 31, 2023 (the “Merger Agreement”), by and among Pubco, FAST Acquisition Corp. II, a Delaware corporation (“FAST II”), Falcon’s Beyond Global, LLC, a Florida limited liability company that has since redomesticated as a Delaware limited liability company (“Falcon’s Opco”), and Palm Merger Sub, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Pubco (“Merger Sub”).

On October 5, 2023 FAST II merged with and into Pubco (the “SPAC Merger”), with Pubco surviving as the sole owner of Merger Sub, followed by a contribution by Pubco of all of its cash (except for cash required to pay certain transaction expenses) to Merger Sub to effectuate the “UP-C” structure; and on October 6, 2023 Merger Sub merged with and into Falcon’s Opco (the “Acquisition Merger,” and collectively with the SPAC Merger, the “Business Combination”), with Falcon’s Opco as the surviving entity of such merger. Following the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), the direct interests in Falcon’s Opco were held by Pubco and certain holders of the limited liability company units of Falcon’s Opco outstanding as of immediately prior to the Business Combination.

FAST II and Falcon’s Opco’s transaction costs related to the Business Combination of $6.4 million and $15.7 million, respectively, are not yet settled at March 31, 2024. Negotiations regarding the terms of the costs yet to be settled are still ongoing and may change materially from these amounts accrued. Costs incurred in excess of the gross proceeds are recorded in profit or loss.

Nature of Operations

The Company operates at the intersection of content, technology, and experiences. We aim to engage, inspire and entertain people through our creativity and innovation, and to connect people with brands, with each other, and with themselves through the combination of digital and physical experiences. At the core of our business is brand creation and optimization, facilitated by our multi-disciplinary creative teams. We believe the complementary strengths of our business divisions facilitates invaluable insights and streamlined growth. The Company has three business divisions, which are conducted through five operating segments. Our three business lines feed into each other to accelerate our growth strategy: (i) Falcon’s Creative Group, LLC (“FCG”) creates master plans, designs attractions and experiential entertainment, and produces content, interactives and software; (ii) Falcon’s Beyond Destinations develops a diverse range of entertainment experiences using both owned and third party licensed intellectual property, consisting of Producciones de Parques, S.L. (“PDP”), Sierra Parima (Sierra Parima’s Katmandu Park in Punta Cana, Dominican Republic (“Katmandu Park DR”) was closed to visitors on March 7, 2024, see Note 4 — Investments and advances to equity method investments, section “Full Impairment of Investment in Sierra Parima”), and Destination Operations, develops a diverse range of entertainment experiences using both Company owned and third party licensed intellectual property, spanning location-based entertainment, dining, and retail; and (iii) Falcon’s Beyond Brands brings brands and intellectual property to life through animation, movies, licensing and merchandising, gaming, as well as ride and technology sales.

Basis of presentation

The Business Combination was accounted for similar to a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Following the closing of the Business Combination, Falcon’s Opco’s Executive Chairman, Mr. Scott Demerau, together with other members of the Demerau family, continue to collectively have a controlling interest of Pubco. As the Business Combination represents a common control transaction from an accounting perspective, the Business Combination was treated similar to a reverse recapitalization. As there was no change in control, Falcon’s Opco has been determined to be the accounting acquirer and Pubco was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Falcon’s Opco issuing stock for the net assets of Pubco, accompanied by a recapitalization. The net assets of Pubco were stated at historical cost, with no goodwill or other intangible assets recorded. Subsequently, results of operations presented for the period prior to the Business Combination are those of Falcon’s Opco.

Falcon’s Opco was formed on April 22, 2021, in the state of Florida, for the purpose of acquiring the outstanding membership units of Katmandu Group, LLC and its subsidiaries (“Katmandu”), Falcon’s Treehouse, LLC and its subsidiaries (“Treehouse”) and Falcon’s Treehouse National, LLC (“National”). On April 30, 2021, The Magpuri Revocable Trust, owners of Treehouse and National, and Katmandu Collections, LLLP, (“Collections”) owners of Katmandu, entered into a Consolidation Agreement, whereby The Magpuri Revocable Trust contributed 100% of its ownership interests in Treehouse and National in exchange for 33.33% of the membership interests of Falcon’s Opco, and Collections contributed 100% of its ownership in Katmandu in exchange for 66.67% of the membership interests of Falcon’s Opco. In June 2022, Katmandu Collections, LLLP was renamed Infinite Acquisitions, LLLP and subsequently renamed Infinite Acquisitions Partners LLP (“Infinite Acquisitions”).

The accompanying condensed consolidated financial statements of the Company are unaudited. In the opinion of management, all adjustments necessary for a fair statement of results of operations, cash flows, and financial position have been made. Except as otherwise disclosed, all such adjustments are of a normal recurring nature. Interim results are not necessarily indicative of results for a full year. The year-end consolidated balance sheet data was derived from audited financial statements but does not include all disclosures required by generally accepted accounting principles.

The unaudited condensed consolidated financial statements and notes are presented in accordance with the rules and regulations of the Securities and Exchange Commission (SEC) and do not contain certain information included in the Company’s Annual Report. Therefore, these interim statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company’s Annual Report.

The unaudited condensed consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries for which it exercises control. Long-term investments in affiliated companies in which the Company exercises significant influence, but which it does not control, are accounted for using the equity method. Investments in which the Company does not exercise significant influence (generally, when the Company has an investment of less than 20.0% and no representation on the investee’s board of directors) are accounted for at fair value, or at cost minus impairment adjusted for observable price changes in orderly transactions for an identical or similar investment of the same issuer for those investments that do not have readily determinable fair values. All significant inter-company transactions and accounts have been eliminated. The Company does not have any significant variable interest entities or special purpose entities whose financial results are not included in the unaudited condensed consolidated financial statements.

The financial statements of the Company’s operating foreign subsidiaries are measured using the local currency as the functional currency. Assets and liabilities are translated at exchange rates as of the balance sheet date. Revenues and expenses are translated at average monthly exchange rates prevailing during the period. Resulting translation adjustments are included in Accumulated other comprehensive loss.

A reclassification of the credit loss expense of $0.3 million from selling, general and administrative expense to a separate financial statement line item within the unaudited condensed consolidated statement of operations and comprehensive income (loss) for the three months ended March 31, 2023 was performed to conform to the current period presentation.

Principles of Consolidation

The non-controlling interest represents the membership interest in Falcon’s Opco held by holders other than the Company.

The results of operations attributable to the non-controlling interests are included in the Company’s unaudited condensed consolidated statements of operations and comprehensive income (loss), and the non-controlling interests are reported as a separate component of equity.

The Company consolidates the assets, liabilities and operating results of Falcon’s Opco and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in the consolidation. The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

Liquidity

The Company has been engaged in expanding its physical operations through its equity method investments, developing new product offerings, raising capital and recruiting personnel. As a result, the Company has incurred a loss from operations of $5.3 million for the three months ended March 31, 2024, accumulated deficit attributable to common stockholders of $51.4 million as of March 31, 2024, and negative cash flows from operating activities of $3.8 million for the three months ended March 31, 2024. Accordingly, the Company performed an evaluation of its ability to continue as a going concern through at least twelve months from the date of the issuance of these unaudited condensed consolidated financial statements under Accounting Standards Codification (“ASC”) 205-40, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern.

The Company has committed to fund its share of additional investment in its equity investment, Karnival TP-AQ Holdings Limited (“Karnival”), for the purpose of constructing the Vquarium Entertainment Centers in the People’s Republic of China. See Note 10 — Commitments and contingencies. On July 27, 2023, Falcon’s Creative Group, LLC, a wholly owned subsidiary of the Company, received a net closing payment from Qiddiya Investment Company (“QIC”), on behalf QIC Delaware, Inc., of $17.5 million ($18.0 million payment, net of $0.5 million in reimbursements relating to due diligence fees incurred by Qiddiya.). In April 2024, QIC released the remaining $12.0 million investment into FCG pursuant to the terms of the Subscription Agreement upon the establishment of an employee retention and attraction incentive program. The funds are to be used exclusively by FCG to fund its operations and growth and cannot be used to satisfy the commitments of other segments.

The Company’s development plans, and investments have been funded by a combination of debt and committed equity contributions from its stockholders and third parties, and the Company is reliant upon its stockholders and third parties for obtaining additional financing through debt or equity raises to fund its working capital needs, contractual commitments, and expansion plans. As of March 31, 2024, the Company has incurred material amounts of expenses in relation to its external advisors, accountants and legal costs in relation to its Form S-4 and other filings. The Company has a working capital deficiency of ($191.6) million (inclusive of the $155.3 million Earnout liability — current portion to be settled in shares) as of March 31, 2024. Additionally, the Company has $15.1 million in debt that is maturing in the next 12 months. The Company does not currently have sufficient cash or liquidity to pay liabilities that are owed or are maturing at this time. See Note 17 — Subsequent events. There can be no assurance that the additional capital or financing raises, if completed, will provide the necessary funding for the next twelve months from the date these unaudited condensed consolidated financial statements will be issued. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern for the twelve-month period following the issuance of these unaudited condensed consolidated financial statements. The accompanying unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

Deconsolidation of Falcon’s Creative Group, LLC

On July 27, 2023, pursuant to the Subscription Agreement by and between FCG and QIC Delaware, Inc., (the “Subscription Agreement”), QIC Delaware, Inc., a Delaware corporation and an affiliate of QIC, invested $30.0 million in FCG (“Strategic Investment”). Following the closing of the Subscription Agreement, FCG now has two members: QIC, holding 25% of the equity interest in the form of preferred units, and the Company, holding the remaining 75% of the equity interest in the form of common units. In connection with the Strategic Investment, FCG amended and restated its limited liability company agreement (“LLCA”) to include QIC as a member and to provide QIC with certain consent, priority and preemptive rights; and the Company and FCG entered into an intercompany service agreement (“Intercompany Services Agreement”) and a license agreement. Upon the closing of the Subscription Agreement, FCG received a closing payment of $17.5 million (net of $0.5 million in reimbursements relating to due diligence fees incurred by QIC). QIC released in April 2024 the remaining $12.0 million investment into FCG pursuant to the terms of the Subscription Agreement upon the establishment of an employee retention and attraction incentive program.

QIC is entitled to redeem its preferred units on the earlier of (a) the five-year anniversary of the Strategic Investment or (b) any date on which a majority of key persons cease to be employed by FCG. The LLCA contains contractual provisions regarding the distribution of FCG’s income or loss. Pursuant to these provisions, QIC is entitled to a redemption amount of the initial $30.0 million investment plus a 9% annual compounding preferred return. QIC does not absorb losses from FCG that would cause its investment to drop below this redemption amount and any losses not absorbed by QIC are fully allocated to the Company.

QIC, as the holder of the preferred units of FCG, has priority with respect to any distributions by FCG, to the extent there is cash available. Under the LLCA, such distributions are payable (i) first, to QIC until the holders’ preferred return is reduced to zero, (ii) second, to QIC until the investment amount is reduced to zero, (iii) third, to the Company until it has received an amount equal to the amount paid to QIC, and (iv) fourth, to QIC and the Company on a pro-rata basis of 25% and 75%, respectively.

The LLCA grants QIC the right to block or participate in certain significant operating and capital decisions of FCG, including the approval of FCG’s budget and business plan, strategic investments, and incurring additional debt, among others. These rights allow QIC to effectively participate in significant financial and operating decisions of FCG that are made in FCG’s ordinary course of business. As such, as of July 27, 2023 the Company does not have a controlling financial interest since QIC has the substantive right to participate in FCG’s business decisions. Therefore, FCG was deconsolidated and accounted for as an equity method investment in the Company’s unaudited condensed consolidated financial statements.

After July 27, 2023, the assets and liabilities of FCG are no longer included within the Company’s consolidated balance sheet as of December 31, 2023.

See Note 4 — Investments and advances to equity method investments for the Company’s recognition of its retained investment in FCG. The Company’s retained interest in FCG will continue to be presented separately as a reportable segment in Note 11 — Segment Information.

1.      Description of business and basis of presentation

Merger with FAST II

Falcon’s Beyond Global, Inc., a Delaware corporation (“Pubco”, “FBG”, or the “Company”), entered into a Plan of Merger, dated as of January 31, 2023 (the “Merger Agreement”), by and among Pubco, FAST Acquisition Corp. II, a Delaware corporation (“FAST II”), Falcon’s Beyond Global, LLC, a Florida limited liability company that has since redomesticated as a Delaware limited liability company (the “Predecessor”), and Palm Merger Sub, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Pubco (“Merger Sub”).

On October 5, 2023 FAST II merged with and into Pubco (the “SPAC Merger”), with Pubco surviving as the sole owner of Merger Sub, followed by a contribution by Pubco of all of its cash (except for cash required to pay certain transaction expenses) to Merger Sub to effectuate the “UP-C” structure; and on October 6, 2023 Merger Sub merged with and into Predecessor (the “Acquisition Merger,” and collectively with the SPAC Merger, the “Business Combination”), with the Predecessor as the surviving entity of such merger. Following the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), the direct interests in the Predecessor were held by Pubco and certain holders of the limited liability company units of the Predecessor outstanding as of immediately prior to the Business Combination.

Pursuant to the Business Combination, the Company received net cash proceeds from the Business Combination totaling $1.0 million, net of $1.3 million FAST II transaction costs and $1.6 million of Predecessor transaction costs paid at Closing. FAST II and Predecessor’s transaction costs related to the Business Combination of $6.4 million and $15.7 million, respectively, are not yet settled at December 31, 2023 and the Company expects to settle them over the next 24 months. These transaction costs are recorded in accrued expenses and long-term payables. Negotiations regarding the terms of the costs yet to be settled are still ongoing and may change materially from these amounts accrued. All transaction costs incurred in connection with the Business Combination are recorded in profit or loss.

Unpaid debt obligations to Infinite Acquisitions (the “Transferred Debt”) of $4.8 million was exchanged for an aggregate of 475,000 shares of Series A Preferred Stock at Closing. See Note 11 — Related party transactions.

The total number of shares of Class A Common Stock outstanding immediately following the Closing was 6,048,519; the total number of shares of Class B Common Stock outstanding immediately following the Closing was 52,034,117; the total number of shares of Series A Preferred Stock outstanding immediately following the Closing was 656,415; and the total number of Warrants outstanding immediately following the Closing was 8,440,641.

On November 6, 2023 the 656,415 shares of Series A Preferred Stock (the “Preferred Stock”) automatically converted into shares of the Class A Common Stock. Following the automatic conversion of the Preferred Stock, there are no outstanding shares of Preferred Stock. The conversion rate is 0.90909 shares of Class A Common Stock for each Preferred Stock, resulting in an aggregate of approximately 596,671 shares of Class A Common Stock to be issued upon conversion. Cash was paid in lieu of fractional shares of Class A Common Stock.

In connection with the automatic conversion of the Preferred Stock, the outstanding Warrants will no longer be exercisable for (i) 0.580454 shares of Class A Common Stock and (ii) 0.5 shares of Preferred Stock. Each outstanding Warrant will now be exercisable for 1.034999 shares of Class A Common Stock pursuant to the terms of the Warrants.

Nature of Operations

The Company operates at the intersection of content, technology, and experiences. We aim to engage, inspire and entertain people through our creativity and innovation, and to connect people with brands, with each other, and with themselves through the combination of digital and physical experiences. At the core of our business is brand creation and optimization, facilitated by our multi-disciplinary creative teams. We believe the complementary strengths of our business divisions facilitates invaluable insights and streamlined growth. The Company has three business divisions, which are conducted through five operating segments. Our three business lines feed into each other to accelerate our growth strategy: (i) Falcon’s Creative Group, LLC (“FCG”) creates master plans, designs attractions and experiential entertainment, and produces content, interactives and software; (ii) Falcon’s Beyond Destinations, consisting of Producciones de Parques, S.L. (“PDP”), Sierra Parima, and Destinations Operations, develops a diverse range of entertainment experiences using both Company owned and third party licensed intellectual property, spanning location-based entertainment, dining, and retail; and (iii) Falcon’s Beyond Brands brings brands and intellectual property to life through animation, movies, licensing and merchandising, gaming, as well as ride and technology sales. See Note 16 — Segment information and Note 8 — Investments and advances to equity method investments.

Basis of presentation

The Business Combination is accounted for similar to a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Following the closing of the Business Combination, the Predecessor’s Executive Chairman, Mr. Scott Demerau, together with other members of the Demerau family, continue to collectively have a controlling interest of Pubco. As the Business Combination represents a common control transaction from an accounting perspective, the Business Combination is treated similar to a reverse recapitalization. As there is no change in control, the Predecessor has been determined to be the accounting acquirer and Pubco will be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Predecessor issuing stock for the net assets of Pubco, accompanied by a recapitalization. The net assets of Pubco will be stated at historical cost, with no goodwill or other intangible assets recorded. Subsequently, results of operations presented for the period prior to the Business Combination are those of the Predecessor.

Predecessor was formed on April 22, 2021, in the state of Florida, for the purpose of acquiring the outstanding membership units of Katmandu Group, LLC and its subsidiaries (“Katmandu”), Falcon’s Treehouse, LLC and its subsidiaries (“Treehouse”) and Falcon’s Treehouse National, LLC (“National”). On April 30, 2021, The Magpuri Revocable Trust, owners of Treehouse and National, and Katmandu Collections, LLLP, (“Collections”) owners of Katmandu, entered into a Consolidation Agreement, whereby The Magpuri Revocable Trust contributed 100% of its ownership interests in Treehouse and National in exchange for 33.33% of the membership interests of the Predecessor, and Collections contributed 100% of its ownership in Katmandu in exchange for 66.67% of the membership interests of the Predecessor. In June 2022, Katmandu Collections, LLLP was renamed Infinite Acquisitions, LLLP and subsequently renamed Infinite Acquisitions Partners LLP (“Infinite Acquisitions”).

Principles of Consolidation

The non-controlling interest represents the membership interest in Predecessor held by holders other than the Company.

The results of operations attributable to the non-controlling interests are included in the Company’s consolidated statements of operations and comprehensive loss, and the non-controlling interests are reported as a separate component of equity.

The Company consolidates the assets, liabilities and operating results of Predecessor and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in the consolidation. The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

Liquidity

The Company has been engaged in expanding its physical operations through its equity method investments, developing new product offerings, raising capital and recruiting personnel. As a result, the Company has incurred a loss from operations of $57.2 million for the year ended December 31, 2023, accumulated deficit attributable to common stockholders of $68.6 million as of December 31, 2023, and negative cash flows from operating activities of $23.4 million for the year ended December 31, 2023. Accordingly, the Company performed an evaluation of its ability to continue as a going concern through at least twelve months from the date of the issuance of these consolidated financial statements under Accounting Standards Codification (“ASC”) 205-40, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern.

The Company has committed to fund its share of additional investment in its equity investment, Karnival TP-AQ Holdings Limited (“Karnival”), for the purpose of constructing the Vquarium Entertainment Centers in the People’s Republic of China. See Note 15 — Commitments and contingencies. On July 27, 2023, Falcon’s Creative Group, LLC (“FCG”), a wholly owned subsidiary of the Company, received a net closing payment from Qiddiya Investment Company (“QIC”), on behalf QIC Delaware, Inc., of $17.5 million ($18.0 million payment, net of $0.5 million in reimbursements relating to due diligence fees incurred by Qiddiya.) The remaining $12.0 million of the $30.0 million investment is being held by QIC and will be released upon the establishment of an employee retention and attraction incentive program. These funds are to be used exclusively by FCG to fund its operations and growth and cannot be used to satisfy the commitments of other segments.

The Company’s development plans, and investments have been funded by a combination of debt and committed equity contributions from its stockholders, and the Company is reliant upon its stockholders and third parties for obtaining additional financing through debt or equity raises to fund its working capital needs, contractual commitments, and expansion plans. As of December 31, 2023 the Company has incurred material amounts of expenses in relation to its external advisors, accountants and legal costs in relation to its Form S-4 and other filings. The Company has a working capital deficiency of ($212.0) million (inclusive of the $183.1 million Earnout liability — current portion to be settled in shares) as of December 31, 2023. Additionally, the Company has $6.7 million in debt that is maturing in the next 12 months. The Company does not currently have sufficient cash or liquidity to pay liabilities that are owed or are maturing at this time. See Note 22 — Subsequent events. There can be no assurance that the additional capital or financing raises, if completed, will provide the necessary funding for the next twelve months from the date these consolidated financial statements will be issued. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern for the twelve-month period following the issuance of these consolidated financial statements. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

Deconsolidation of Falcon’s Creative Group, LLC

On July 27, 2023, pursuant to the Subscription Agreement by and between FCG and QIC Delaware, Inc., (the “Subscription Agreement”), QIC Delaware, Inc., a Delaware corporation and an affiliate of QIC, invested $30.0 million in FCG (“Strategic Investment”). Following the closing of the Subscription Agreement, FCG now has two members: QIC, holding 25% of the equity interest in the form of preferred units, and the Company, holding the remaining 75% of the equity interest in the form of common units. In connection with the Strategic Investment, FCG amended and restated its limited liability company agreement (“LLCA”) to include QIC as a member and to provide QIC with certain consent, priority and preemptive rights; and the Company and FCG entered into an intercompany service agreement (“Intercompany Services Agreement”) and a license agreement. Upon the closing of the Subscription Agreement, FCG received a closing payment of $17.5 million (net of

$0.5 million in reimbursements relating to due diligence fees incurred by QIC). QIC released in April 2024 the remaining $12.0 million investment into FCG pursuant to the terms of the Subscription Agreement upon the establishment of an employee retention and attraction incentive program.

QIC is entitled to redeem its preferred units on the earlier of (a) the five-year anniversary of the Strategic Investment or (b) any date on which a majority of key persons cease to be employed by FCG. The LLCA contains contractual provisions regarding the distribution of FCG’s income or loss. Pursuant to these provisions, QIC is entitled to a redemption amount of the initial $30.0 million investment plus a 9% annual compounding preferred return. As a result, QIC does not absorb losses from FCG that would cause its investment to drop below this redemption amount and any losses not absorbed by QIC are fully allocated to the Company.

The LLCA grants QIC the right to block or participate in certain significant operating and capital decisions of FCG, including the approval of FCG’s budget and business plan, strategic investments, and incurring additional debt, among others. These rights allow QIC to effectively participate in significant financial and operating decisions of FCG that are made in FCG’s ordinary course of business. As such, as of July 27, 2023 the Company does not have a controlling financial interest since QIC has the substantive right to participate in FCG’s business decisions. Therefore, FCG is deconsolidated and accounted for as an equity method investment in the Company’s consolidated financial statements. In connection with the deconsolidation of FCG, the Company received cash of approximately $4.0 million to settle outstanding intercompany receivable balances.

As of December 31, 2023 the assets and liabilities of FCG, including goodwill which comprised the total goodwill balance of the Company, are no longer included within the Company’s consolidated balance sheet.

See Note 8 — Investments and advances to equity method investments for the Company’s recognition of its retained investment in FCG. The Company’s retained interest in FCG will continue to be presented separately as a reportable segment in Note 16 — Segment Information.